RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 03, 2026	May 28, 2026	Jan. 16, 2026	Oct. 17, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Interest rate				7.602%
Open World Ltd. [Member]
Notes receivable from a related party					$ 50,283
Notes receivable from unrelated third parties					124,198
Proceeds from notes payable					750,000
Changes in fair value of loan receivable					$ 1,346,292	$ 0	$ 4,037,614
Open World Ltd. [Member] | Loan Agreement [Member] | Webslinger Holdings Inc [Member]
Proceeds from notes payable			$ 750,000
Interest rate			5.00%
Maturity date			Aug. 04, 2026
Open World Ltd. [Member] | Promissory Note Agreement [Member] | M Cloud Technologies Saudi Arabia [Member]
Interest rate	3.63%
Maturity date	Jan. 27, 2027
Advance	$ 50,000
Open World Ltd. [Member] | Second Promissory Note Agreement [Member] | M Cloud Technologies Saudi Arabia [Member]
Interest rate		3.85%
Maturity date		May 28, 2027
Advance		$ 150,000